Derivative Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Line Items]
Derivative financial assets held for hedging	$ 5.1	$ 113.3
Non-current derivative financial assets	0.0	(31.4)
Derivative financial assets	5.1	81.9
Australian gold derivative contracts
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Line Items]
Derivative financial assets held for hedging	2.0	27.3
Salares Norte foreign currency derivative contracts
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Line Items]
Derivative financial assets held for hedging	0.0	86.0
Ghanaian oil derivative contracts
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Line Items]
Derivative financial assets held for hedging	$ 3.1	$ 0.0